Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000246767
Shareholder Report [Line Items]
Fund Name	Range Global Coal Index ETF
Class Name	Range Global Coal Index ETF
Trading Symbol	COAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Range Global Coal Index ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Range Global Coal Index ETF	$48	0.85%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%
AssetsNet	$ 65,623,029
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 214,669
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$65,623,029	29	$214,669	17%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	7.1%
Energy	44.7%
Materials	47.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Warrior Met Coal	11.2%
Yancoal Australia	7.9%
Alpha Metallurgical Resources	7.8%
Whitehaven Coal	6.5%
Core Natural Resources	5.8%
BHP Group ADR	5.0%
Stanmore Resources	4.7%
New Hope	4.5%
Glencore PLC	4.3%
Aurizon Holdings	4.3%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials
C000246770
Shareholder Report [Line Items]
Fund Name	Range Nuclear Renaissance Index ETF
Class Name	Range Nuclear Renaissance Index ETF
Trading Symbol	NUKZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Range Nuclear Renaissance Index ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Range Nuclear Renaissance Index ETF	$45	0.85%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 889,867,099
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,456,735
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$889,867,099	46	$3,456,735	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Information Technology	0.9%
Materials	4.7%
Energy	13.2%
Utilities	30.7%
Industrials	50.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cameco	9.1%
Samsung C&T	3.4%
GE Vernova	3.3%
Talen Energy	3.3%
Rolls-Royce Holdings	3.0%
CEZ	3.0%
Dominion Energy	2.9%
Endesa	2.9%
Vistra	2.7%
Solstice Advanced Materials	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials